UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Item 1.	Schedule of Investments.

Schwab Capital Trust
Schwab Target 2010 Index Fund

Portfolio Holdings as of December 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 95.8% of net assets

U.S. Stocks 26.4%
Large-Cap 24.8%
Schwab U.S. Large-Cap ETF	45,186	2,881,963
Small-Cap 1.6%
Schwab U.S. Small-Cap ETF	2,601	181,394
		3,063,357

International Stocks 9.6%
Developed-Market Large-Cap 9.6%
Schwab International Equity ETF	32,644	1,112,181

Real Assets 1.1%
Real Estate 1.1%
Schwab U.S. REIT ETF	2,955	122,987

Fixed Income 56.0%
Inflation-Protected Bond 6.3%
Schwab U.S. TIPS ETF	13,271	735,612
Intermediate-Term Bond 41.2%
Schwab U.S. Aggregate Bond ETF	91,938	4,784,453
Treasury Bond 8.5%
Schwab Short-Term U.S. Treasury ETF	19,780	989,593
		6,509,658

Money Market Fund 2.7%
Schwab Variable Share Price Money Fund, Ultra Shares 1.32% (a)	318,359	318,391
Total Affiliated Underlying Funds
(Cost $10,763,916)		11,126,574
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 4.1% of net assets

Time Deposits 4.1%
BNP Paribas
0.92%, 01/02/18 (b)	114,888	114,888
Brown Brothers Harriman
0.92%, 01/02/18 (b)	15,276	15,276
Citibank
0.92%, 01/02/18 (b)	114,888	114,888
JPMorgan Chase Bank
0.92%, 01/02/18 (b)	114,888	114,888
Sumitomo Mitsui Banking Corp.
0.92%, 01/02/18 (b)	114,888	114,888
Total Short-Term Investments
(Cost $474,828)		474,828
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Schwab Target 2010 Index Fund
Portfolio Holdings (Unaudited) continued

Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2017:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/17	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab International Equity ETF	11,460	25,410	(4,226)	32,644	$70,744	($51)	$24,641
Schwab Short-Term U.S. Treasury ETF	6,099	15,703	(2,022)	19,780	(6,918)	(743)	5,754
Schwab U.S. Aggregate Bond ETF	28,675	74,532	(11,269)	91,938	(2,794)	(8,025)	56,461
Schwab U.S. Large-Cap ETF	16,013	34,768	(5,595)	45,186	238,500	164	27,920
Schwab U.S. REIT ETF	922	2,033	—	2,955	1,588	—	1,697
Schwab U.S. Small-Cap ETF	936	1,766	(101)	2,601	13,715	45	1,407
Schwab U.S. TIPS ETF	4,102	10,625	(1,456)	13,271	698	(1,327)	9,457
Schwab Variable Share Price Money Fund, Ultra Shares	106,157	472,130	(259,928)	318,359	(58)	(12)	2,244
Total					$315,475	($9,949)	$129,581
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$11,126,574	$—	$—	$11,126,574
Short-Term Investments[1]	—	474,828	—	474,828
Total	$11,126,574	$474,828	$—	$11,601,402
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2017. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2015 Index Fund

Portfolio Holdings as of December 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 97.0% of net assets

U.S. Stocks 27.8%
Large-Cap 26.1%
Schwab U.S. Large-Cap ETF	54,434	3,471,800
Small-Cap 1.7%
Schwab U.S. Small-Cap ETF	3,277	228,538
		3,700,338

International Stocks 10.1%
Developed-Market Large-Cap 10.1%
Schwab International Equity ETF	39,397	1,342,256

Real Assets 1.2%
Real Estate 1.2%
Schwab U.S. REIT ETF	3,810	158,572

Fixed Income 53.9%
Inflation-Protected Bond 6.1%
Schwab U.S. TIPS ETF	14,594	808,945
Intermediate-Term Bond 39.8%
Schwab U.S. Aggregate Bond ETF	101,974	5,306,727
Treasury Bond 8.0%
Schwab Short-Term U.S. Treasury ETF	21,283	1,064,789
		7,180,461

Security	Number of Shares	Value ($)
Money Market Fund 4.0%
Schwab Variable Share Price Money Fund, Ultra Shares 1.32% (a)	532,334	532,387
Total Affiliated Underlying Funds
(Cost $12,365,874)		12,914,014
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.8% of net assets

Time Deposits 2.8%
JPMorgan Chase Bank
0.92%, 01/02/18 (b)	131,346	131,346
Sumitomo Mitsui Banking Corp.
0.92%, 01/02/18 (b)	119,602	119,602
Wells Fargo
0.92%, 01/02/18 (b)	131,346	131,346
Total Short-Term Investments
(Cost $382,294)		382,294
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2017:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/17	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab International Equity ETF	19,044	30,634	(10,281)	39,397	$105,111	$3,851	$31,549
Schwab Short-Term U.S. Treasury ETF	9,013	16,148	(3,878)	21,283	(6,963)	(928)	7,162
Schwab U.S. Aggregate Bond ETF	43,640	78,859	(20,525)	101,974	16,047	(18,902)	73,074
Schwab U.S. Large-Cap ETF	26,384	41,817	(13,767)	54,434	319,093	2,089	36,726
Schwab U.S. REIT ETF	1,536	2,449	(175)	3,810	2,546	(372)	2,240
Schwab U.S. Small-Cap ETF	1,626	2,076	(425)	3,277	17,603	(110)	1,864
Schwab U.S. TIPS ETF	6,193	11,306	(2,905)	14,594	2,316	(2,402)	11,565
Schwab Variable Share Price Money Fund, Ultra Shares	200,351	592,652	(260,669)	532,334	(105)	(1)	2,818
Total					$455,648	($16,775)	$166,998
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2015 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$12,914,014	$—	$—	$12,914,014
Short-Term Investments[1]	—	382,294	—	382,294
Total	$12,914,014	$382,294	$—	$13,296,308
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2017. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2020 Index Fund

Portfolio Holdings as of December 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 97.1% of net assets

U.S. Stocks 33.9%
Large-Cap 31.6%
Schwab U.S. Large-Cap ETF	251,902	16,066,309
Small-Cap 2.3%
Schwab U.S. Small-Cap ETF	17,144	1,195,623
		17,261,932

International Stocks 13.7%
Developed-Market Large-Cap 13.0%
Schwab International Equity ETF	194,153	6,614,793
Emerging-Market 0.7%
Schwab Emerging Markets Equity ETF	13,452	375,849
		6,990,642

Real Assets 1.4%
Real Estate 1.4%
Schwab U.S. REIT ETF	17,102	711,785

Fixed Income 45.4%
Inflation-Protected Bond 3.5%
Schwab U.S. TIPS ETF	31,937	1,770,268
Intermediate-Term Bond 36.5%
Schwab U.S. Aggregate Bond ETF	357,010	18,578,800
Treasury Bond 5.4%
Schwab Short-Term U.S. Treasury ETF	54,659	2,734,590
		23,083,658

Security	Number of Shares	Value ($)
Money Market Fund 2.7%
Schwab Variable Share Price Money Fund, Ultra Shares 1.32% (a)	1,401,622	1,401,762
Total Affiliated Underlying Funds
(Cost $47,557,726)		49,449,779
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.9% of net assets

Time Deposits 2.9%
BNP Paribas
0.92%, 01/02/18 (b)	490,885	490,885
Citibank
0.92%, 01/02/18 (b)	480,854	480,854
Sumitomo Mitsui Banking Corp.
0.92%, 01/02/18 (b)	490,885	490,885
Total Short-Term Investments
(Cost $1,462,624)		1,462,624
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Schwab Target 2020 Index Fund
Portfolio Holdings (Unaudited) continued

Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2017:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/17	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	4,127	9,325	—	13,452	$27,946	$—	$8,694
Schwab International Equity ETF	58,705	139,557	(4,109)	194,153	387,277	187	149,157
Schwab Short-Term U.S. Treasury ETF	14,493	40,563	(397)	54,659	(18,150)	(163)	15,069
Schwab U.S. Aggregate Bond ETF	95,329	269,378	(7,697)	357,010	(29,574)	(5,824)	206,753
Schwab U.S. Large-Cap ETF	75,839	182,838	(6,775)	251,902	1,227,423	181	144,253
Schwab U.S. REIT ETF	4,730	12,497	(125)	17,102	8,867	(139)	9,034
Schwab U.S. Small-Cap ETF	5,041	12,230	(127)	17,144	79,058	(69)	8,374
Schwab U.S. TIPS ETF	8,507	23,663	(233)	31,937	289	(291)	21,544
Schwab Variable Share Price Money Fund, Ultra Shares	257,260	1,144,362	—	1,401,622	(280)	—	6,623
Total					$1,682,856	($6,118)	$569,501
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$49,449,779	$—	$—	$49,449,779
Short-Term Investments[1]	—	1,462,624	—	1,462,624
Total	$49,449,779	$1,462,624	$—	$50,912,403
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2017. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2025 Index Fund

Portfolio Holdings as of December 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 97.6% of net assets

U.S. Stocks 41.3%
Large-Cap 38.1%
Schwab U.S. Large-Cap ETF	364,631	23,256,165
Small-Cap 3.2%
Schwab U.S. Small-Cap ETF	27,955	1,949,582
		25,205,747

International Stocks 17.8%
Schwab Emerging Markets Equity ETF	30,021	838,787
Schwab International Equity ETF	294,041	10,017,977
		10,856,764

Real Assets 1.8%
Schwab U.S. REIT ETF	26,085	1,085,658

Fixed Income 34.9%
Schwab Short-Term U.S. Treasury ETF	35,591	1,780,617
Schwab U.S. Aggregate Bond ETF	361,597	18,817,508
Schwab U.S. TIPS ETF	12,165	674,306
		21,272,431

Security	Number of Shares	Value ($)
Money Market Fund 1.8%
Schwab Variable Share Price Money Fund, Ultra Shares 1.32% (a)	1,095,775	1,095,884
Total Affiliated Underlying Funds
(Cost $56,148,463)		59,516,484
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposits 0.6%
Sumitomo Mitsui Banking Corp.
0.92%, 01/02/18 (b)	392,957	392,957
Total Short-Term Investment
(Cost $392,957)		392,957
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2017:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/17	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	10,610	19,411	—	30,021	$70,218	$—	$19,403
Schwab International Equity ETF	103,686	203,009	(12,654)	294,041	691,401	(2,092)	229,902
Schwab Short-Term U.S. Treasury ETF	10,631	25,778	(818)	35,591	(12,946)	(308)	10,803
Schwab U.S. Aggregate Bond ETF	112,471	259,501	(10,375)	361,597	(14,249)	(14,504)	233,212
Schwab U.S. Large-Cap ETF	127,975	256,599	(19,943)	364,631	1,995,751	3,484	229,550
Schwab U.S. REIT ETF	8,164	18,813	(892)	26,085	16,439	(1,122)	15,234
Schwab U.S. Small-Cap ETF	9,550	19,274	(869)	27,955	147,388	409	15,030
Schwab U.S. TIPS ETF	3,494	8,671	—	12,165	(57)	—	8,778
Schwab Variable Share Price Money Fund, Ultra Shares	250,310	845,465	—	1,095,775	(219)	—	5,637
Total					$2,893,726	($14,133)	$767,549
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2025 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$59,516,484	$—	$—	$59,516,484
Short-Term Investment[1]	—	392,957	—	392,957
Total	$59,516,484	$392,957	$—	$59,909,441
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2017. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2030 Index Fund

Portfolio Holdings as of December 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.2% of net assets

U.S. Stocks 46.4%
Large-Cap 42.4%
Schwab U.S. Large-Cap ETF	470,977	30,038,913
Small-Cap 4.0%
Schwab U.S. Small-Cap ETF	40,858	2,849,437
		32,888,350

International Stocks 21.0%
Developed-Market Large-Cap 19.0%
Schwab International Equity ETF	395,371	13,470,290
Emerging-Market 2.0%
Schwab Emerging Markets Equity ETF	49,178	1,374,033
		14,844,323

Real Assets 2.2%
Real Estate 2.2%
Schwab U.S. REIT ETF	37,499	1,560,708

Fixed Income 26.9%
Intermediate-Term Bond 25.1%
Schwab U.S. Aggregate Bond ETF	342,040	17,799,762
Treasury Bond 1.8%
Schwab Short-Term U.S. Treasury ETF	24,506	1,226,035
		19,025,797

Security	Number of Shares	Value ($)
Money Market Fund 1.7%
Schwab Variable Share Price Money Fund, Ultra Shares 1.32% (a)	1,238,292	1,238,416
Total Affiliated Underlying Funds
(Cost $65,737,279)		69,557,594
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.3% of net assets

Time Deposits 1.3%
BNP Paribas
0.92%, 01/02/18 (b)	257,908	257,908
Sumitomo Mitsui Banking Corp.
0.92%, 01/02/18 (b)	692,670	692,670
Total Short-Term Investments
(Cost $950,578)		950,578
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2017:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/17	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	13,339	35,839	—	49,178	$105,176	$—	$31,784
Schwab International Equity ETF	104,155	292,174	(958)	395,371	783,437	(322)	314,598
Schwab Short-Term U.S. Treasury ETF	5,371	19,135	—	24,506	(8,814)	—	6,812
Schwab U.S. Aggregate Bond ETF	79,641	265,127	(2,728)	342,040	(41,606)	(3,605)	200,703
Schwab U.S. Large-Cap ETF	124,173	348,410	(1,606)	470,977	2,375,087	(1,304)	275,100
Schwab U.S. REIT ETF	8,847	28,652	—	37,499	20,049	—	20,209
Schwab U.S. Small-Cap ETF	10,529	30,329	—	40,858	199,091	—	20,587
Schwab Variable Share Price Money Fund, Ultra Shares	45,081	1,193,211	—	1,238,292	(247)	—	3,553
Total					$3,432,173	($5,231)	$873,346
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2030 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$69,557,594	$—	$—	$69,557,594
Short-Term Investments[1]	—	950,578	—	950,578
Total	$69,557,594	$950,578	$—	$70,508,172
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2017. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2035 Index Fund

Portfolio Holdings as of December 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.3% of net assets

U.S. Stocks 50.8%
Large-Cap 45.9%
Schwab U.S. Large-Cap ETF	309,211	19,721,477
Small-Cap 4.9%
Schwab U.S. Small-Cap ETF	30,173	2,104,265
		21,825,742

International Stocks 23.9%
Developed-Market Large-Cap 21.3%
Schwab International Equity ETF	268,441	9,145,785
Emerging-Market 2.6%
Schwab Emerging Markets Equity ETF	40,185	1,122,769
		10,268,554

Real Assets 2.7%
Real Estate 2.7%
Schwab U.S. REIT ETF	27,218	1,132,813

Fixed Income 20.3%
Intermediate-Term Bond 19.2%
Schwab U.S. Aggregate Bond ETF	158,377	8,241,939
Treasury Bond 1.1%
Schwab Short-Term U.S. Treasury ETF	9,242	462,377
		8,704,316

Security	Number of Shares	Value ($)
Money Market Fund 0.6%
Schwab Variable Share Price Money Fund, Ultra Shares 1.32% (a)	263,929	263,955
Total Affiliated Underlying Funds
(Cost $39,169,146)		42,195,380
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.9% of net assets

Time Deposits 1.9%
BNP Paribas
0.92%, 01/02/18 (b)	393,164	393,164
Sumitomo Mitsui Banking Corp.
0.92%, 01/02/18 (b)	421,206	421,206
Total Short-Term Investments
(Cost $814,370)		814,370
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2017:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/17	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	14,049	28,031	(1,895)	40,185	$97,757	$161	$25,972
Schwab International Equity ETF	95,041	186,884	(13,484)	268,441	631,570	(2,529)	213,536
Schwab Short-Term U.S. Treasury ETF	2,926	6,458	(142)	9,242	(3,431)	(45)	2,914
Schwab U.S. Aggregate Bond ETF	49,600	117,007	(8,230)	158,377	(3,106)	(7,973)	103,107
Schwab U.S. Large-Cap ETF	108,718	218,248	(17,755)	309,211	1,704,349	(9,177)	198,063
Schwab U.S. REIT ETF	8,573	19,830	(1,185)	27,218	19,071	(2,784)	16,177
Schwab U.S. Small-Cap ETF	10,291	20,985	(1,103)	30,173	163,001	(2,687)	16,346
Schwab Variable Share Price Money Fund, Ultra Shares	—	263,929	—	263,929	(53)	—	1,010
Total					$2,609,158	($25,034)	$577,125
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2035 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$42,195,380	$—	$—	$42,195,380
Short-Term Investments[1]	—	814,370	—	814,370
Total	$42,195,380	$814,370	$—	$43,009,750
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2017. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2040 Index Fund

Portfolio Holdings as of December 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.5% of net assets

U.S. Stocks 54.6%
Large-Cap 48.8%
Schwab U.S. Large-Cap ETF	382,275	24,381,500
Small-Cap 5.8%
Schwab U.S. Small-Cap ETF	41,414	2,888,212
		27,269,712

International Stocks 26.6%
Developed-Market Large-Cap 23.4%
Schwab International Equity ETF	342,207	11,658,992
Emerging-Market 3.2%
Schwab Emerging Markets Equity ETF	57,683	1,611,663
		13,270,655

Real Assets 3.0%
Real Estate 3.0%
Schwab U.S. REIT ETF	35,683	1,485,126

Fixed Income 14.1%
Intermediate-Term Bond 13.4%
Schwab U.S. Aggregate Bond ETF	129,133	6,720,082
Treasury Bond 0.7%
Schwab Short-Term U.S. Treasury ETF	6,740	337,202
		7,057,284

Security	Number of Shares	Value ($)
Money Market Fund 0.2%
Schwab Variable Share Price Money Fund, Ultra Shares 1.32% (a)	100,242	100,252
Total Affiliated Underlying Funds
(Cost $45,672,565)		49,183,029
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.5% of net assets

Time Deposits 1.5%
JPMorgan Chase Bank
0.92%, 01/02/18 (b)	480,295	480,295
Wells Fargo
0.92%, 01/02/18 (b)	291,686	291,686
Total Short-Term Investments
(Cost $771,981)		771,981
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2017:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/17	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	17,625	41,788	(1,730)	57,683	$137,157	$516	$36,785
Schwab International Equity ETF	103,591	259,123	(20,507)	342,207	757,177	(4,397)	263,695
Schwab Short-Term U.S. Treasury ETF	1,681	5,248	(189)	6,740	(2,174)	(50)	1,910
Schwab U.S. Aggregate Bond ETF	34,469	103,076	(8,412)	129,133	(3,322)	(6,628)	80,868
Schwab U.S. Large-Cap ETF	114,817	288,779	(21,321)	382,275	1,986,354	(15,405)	235,094
Schwab U.S. REIT ETF	9,873	26,864	(1,054)	35,683	19,248	(2,366)	20,558
Schwab U.S. Small-Cap ETF	12,263	30,466	(1,315)	41,414	208,487	(3,936)	21,751
Schwab Variable Share Price Money Fund, Ultra Shares	—	300,202	(199,960)	100,242	(20)	(20)	291
Total					$3,102,907	($32,286)	$660,952
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2040 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$49,183,029	$—	$—	$49,183,029
Short-Term Investments[1]	—	771,981	—	771,981
Total	$49,183,029	$771,981	$—	$49,955,010
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2017. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2045 Index Fund

Portfolio Holdings as of December 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.6% of net assets

U.S. Stocks 56.9%
Large-Cap 50.5%
Schwab U.S. Large-Cap ETF	253,014	16,137,233
Small-Cap 6.4%
Schwab U.S. Small-Cap ETF	29,095	2,029,085
		18,166,318

International Stocks 28.4%
Developed-Market Large-Cap 24.7%
Schwab International Equity ETF	232,026	7,905,126
Emerging-Market 3.7%
Schwab Emerging Markets Equity ETF	41,724	1,165,768
		9,070,894

Real Assets 3.3%
Real Estate 3.3%
Schwab U.S. REIT ETF	25,534	1,062,725

Fixed Income 10.0%
Intermediate-Term Bond 9.6%
Schwab U.S. Aggregate Bond ETF	59,251	3,083,422
Security	Number of Shares	Value ($)
Treasury Bond 0.4%
Schwab Short-Term U.S. Treasury ETF	2,351	117,621
		3,201,043
Total Affiliated Underlying Funds
(Cost $29,199,809)		31,500,980
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
BNP Paribas
0.92%, 01/02/18 (a)	38,886	38,886
Sumitomo Mitsui Banking Corp.
0.92%, 01/02/18 (a)	306,757	306,757
Total Short-Term Investments
(Cost $345,643)		345,643
(a)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2017:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/17	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	13,332	28,818	(426)	41,724	$92,358	$59	$25,936
Schwab International Equity ETF	72,118	164,104	(4,196)	232,026	485,394	436	178,249
Schwab Short-Term U.S. Treasury ETF	689	1,662	—	2,351	(942)	—	713
Schwab U.S. Aggregate Bond ETF	16,219	43,973	(941)	59,251	(4,541)	(1,106)	35,343
Schwab U.S. Large-Cap ETF	78,137	179,056	(4,179)	253,014	1,279,597	152	150,016
Schwab U.S. REIT ETF	7,077	18,712	(255)	25,534	14,237	(636)	13,981
Schwab U.S. Small-Cap ETF	8,769	20,633	(307)	29,095	143,565	107	15,021
Total					$2,009,668	($988)	$419,259
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2045 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$31,500,980	$—	$—	$31,500,980
Short-Term Investments[1]	—	345,643	—	345,643
Total	$31,500,980	$345,643	$—	$31,846,623
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2017. Fund investments in underlying ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2050 Index Fund

Portfolio Holdings as of December 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.8% of net assets

U.S. Stocks 58.2%
Large-Cap 51.5%
Schwab U.S. Large-Cap ETF	184,028	11,737,306
Small-Cap 6.7%
Schwab U.S. Small-Cap ETF	22,007	1,534,768
		13,272,074

International Stocks 29.6%
Developed-Market Large-Cap 25.6%
Schwab International Equity ETF	171,067	5,828,253
Emerging-Market 4.0%
Schwab Emerging Markets Equity ETF	32,400	905,256
		6,733,509

Real Assets 3.4%
Real Estate 3.4%
Schwab U.S. REIT ETF	18,828	783,621
		783,621

Fixed Income 7.6%
Intermediate-Term Bond 7.3%
Schwab U.S. Aggregate Bond ETF	31,776	1,653,623
Security	Number of Shares	Value ($)
Treasury Bond 0.3%
Schwab Short-Term U.S. Treasury ETF	1,380	69,042
		1,722,665
Total Affiliated Underlying Funds
(Cost $20,839,585)		22,511,869
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
JPMorgan Chase Bank
0.92%, 01/02/18 (a)	204,396	204,396
Total Short-Term Investment
(Cost $204,396)		204,396
(a)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2017:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/17	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	10,890	22,825	(1,315)	32,400	$73,641	$318	$19,905
Schwab International Equity ETF	55,967	126,941	(11,841)	171,067	362,545	(733)	129,988
Schwab Short-Term U.S. Treasury ETF	377	1,003	—	1,380	(406)	—	359
Schwab U.S. Aggregate Bond ETF	9,280	24,727	(2,231)	31,776	(483)	(1,558)	19,231
Schwab U.S. Large-Cap ETF	59,829	137,434	(13,235)	184,028	916,533	(1,381)	109,708
Schwab U.S. REIT ETF	5,499	13,544	(215)	18,828	10,552	(582)	10,609
Schwab U.S. Small-Cap ETF	6,939	16,415	(1,347)	22,007	105,739	(1,580)	11,203
Total					$1,468,121	($5,516)	$301,003
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2050 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$22,511,869	$—	$—	$22,511,869
Short-Term Investment[1]	—	204,396	—	204,396
Total	$22,511,869	$204,396	$—	$22,716,265
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2017. Fund investments in underlying ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2055 Index Fund

Portfolio Holdings as of December 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.3% of net assets

U.S. Stocks 59.6%
Large-Cap 52.5%
Schwab U.S. Large-Cap ETF	97,459	6,215,935
Small-Cap 7.1%
Schwab U.S. Small-Cap ETF	12,030	838,972
		7,054,907

International Stocks 30.6%
Developed-Market Large-Cap 26.4%
Schwab International Equity ETF	91,573	3,119,892
Emerging-Market 4.2%
Schwab Emerging Markets Equity ETF	18,018	503,423
		3,623,315

Real Assets 3.7%
Real Estate 3.7%
Schwab U.S. REIT ETF	10,351	430,809

Fixed Income 5.4%
Intermediate-Term Bond 5.2%
Schwab U.S. Aggregate Bond ETF	11,886	618,547
Security	Number of Shares	Value ($)
Treasury Bond 0.2%
Schwab Short-Term U.S. Treasury ETF	396	19,812
		638,359
Total Affiliated Underlying Funds
(Cost $10,723,356)		11,747,390
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.0% of net assets

Time Deposits 1.0%
Brown Brothers Harriman
0.92%, 01/02/18 (a)	6,403	6,403
JPMorgan Chase Bank
0.92%, 01/02/18 (a)	115,073	115,073
Total Short-Term Investments
(Cost $121,476)		121,476
(a)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2017:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/17	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	6,826	11,642	(450)	18,018	$43,149	$293	$11,180
Schwab International Equity ETF	33,433	61,053	(2,913)	91,573	210,891	197	70,040
Schwab Short-Term U.S. Treasury ETF	131	265	—	396	(156)	—	135
Schwab U.S. Aggregate Bond ETF	3,741	8,501	(356)	11,886	(263)	(492)	7,374
Schwab U.S. Large-Cap ETF	35,193	65,468	(3,202)	97,459	513,643	191	60,446
Schwab U.S. REIT ETF	3,330	7,312	(291)	10,351	6,748	(621)	5,912
Schwab U.S. Small-Cap ETF	4,251	8,039	(260)	12,030	62,134	(25)	6,325
Total					$836,146	($457)	$161,412
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2055 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$11,747,390	$—	$—	$11,747,390
Short-Term Investments[1]	—	121,476	—	121,476
Total	$11,747,390	$121,476	$—	$11,868,866
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2017. Fund investments in underlying ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2060 Index Fund

Portfolio Holdings as of December 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.1% of net assets

U.S. Stocks 60.1%
Large-Cap 52.9%
Schwab U.S. Large-Cap ETF	129,262	8,244,330
Small-Cap 7.2%
Schwab U.S. Small-Cap ETF	16,104	1,123,093
		9,367,423

International Stocks 30.9%
Developed-Market Large-Cap 26.6%
Schwab International Equity ETF	121,791	4,149,419
Emerging-Market 4.3%
Schwab Emerging Markets Equity ETF	24,125	674,053
		4,823,472

Real Assets 3.6%
Real Estate 3.6%
Schwab U.S. REIT ETF	13,514	562,453

Fixed Income 4.5%
Intermediate-Term Bond 4.4%
Schwab U.S. Aggregate Bond ETF	13,192	686,512
Security	Number of Shares	Value ($)
Treasury Bond 0.1%
Schwab Short-Term U.S. Treasury ETF	447	22,363
		708,875
Total Affiliated Underlying Funds
(Cost $14,205,466)		15,462,223
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Sumitomo Mitsui Banking Corp.
0.92%, 01/02/18 (a)	109,355	109,355
Total Short-Term Investment
(Cost $109,355)		109,355
(a)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2017:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/17	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	9,127	16,199	(1,201)	24,125	$53,274	$541	$15,592
Schwab International Equity ETF	45,058	86,358	(9,625)	121,791	250,154	707	93,598
Schwab Short-Term U.S. Treasury ETF	139	308	—	447	(137)	—	131
Schwab U.S. Aggregate Bond ETF	4,231	9,555	(594)	13,192	344	(979)	7,597
Schwab U.S. Large-Cap ETF	47,185	91,469	(9,392)	129,262	632,452	(2,602)	74,931
Schwab U.S. REIT ETF	4,534	9,617	(637)	13,514	8,219	(1,369)	7,548
Schwab U.S. Small-Cap ETF	5,758	11,339	(993)	16,104	74,880	(1,051)	8,024
Total					$1,019,186	($4,753)	$207,421
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2060 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$15,462,223	$—	$—	$15,462,223
Short-Term Investment[1]	—	109,355	—	109,355
Total	$15,462,223	$109,355	$—	$15,571,578
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2017. Fund investments in underlying ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG98260DEC17

Item 2.	Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	February 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	February 16, 2018

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	February 16, 2018